Income tax expense	12 Months Ended
Jun. 30, 2023
Income tax expense [Abstract]
Income tax expense
Note 9.  Income tax expense
	Consolidated
	Year ended 30 June 2023	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)
	US$’000	US$’000	US$’000

Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(169,481)	(417,046)	(59,151)

Tax at the statutory tax rate of 30% (2022: 30%, 2021: 26%)	(50,844)	(125,114)	(15,379)

Tax effect amounts which are not deductible in calculating taxable income:
Non-deductible/non-allowable items	4,756	128,643	16,061

	(46,088)	3,529	682
Current year tax losses not recognized	28,349	534	704
Recognition of previously unrecognized tax losses	-	(1,019)	(240)
Difference in overseas tax rates	1,979	203	(3)
Impact of future tax rate changes	-	-	94
Current year temporary differences not recognised	-	-	2
Prior year tax over/(under) provisions	(212)	(523)	-
Deconsolidation of Non-recourse SPVs	18,362	-	-

Income tax expense	2,390	2,724	1,239

	Consolidated
	Year ended 30 June 2023	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)
	US$’000	US$’000	US$’000

Income tax expense
Current tax expense/(benefit)	(1,013)	672	532
Deferred tax expense	3,403	2,052	707

Income tax expense	2,390	2,724	1,239

	Consolidated
	30 June 2023	30 June 2022	30 June 2021 (restated*)
	US$’000	US$’000	US$’000

Unrecognized deferred tax assets
Available tax losses	136,849	19,268	7,239

Tax effect at the applicable tax rate for each jurisdiction	39,238	5,117	1,887

Deferred tax asset on tax losses recognized to the extent of taxable temporary differences	10,761	3,854	798
Deferred tax asset on losses not recognized	28,477	1,263	1,089

The total available tax losses above have not been recognized in the consolidated statement of financial position. These tax losses can only be utilized against availability of future available profits. These tax losses are not expected to expire.
Recognized deferred tax assets and liabilities
The following are the deferred tax assets and liabilities recognised by the Group and movements during the years ended 30 June 2023 and 30 June 2022:
	Tax losses	Employee benefits	Property, plant and equipment	Unrealized foreign exchange losses	Capital raising costs	Other deferred tax assets	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Deferred tax assets
Movement in balances
As at 1 July 2021	798	31	-	-	82	-	911
(Charge)/credit to profit or loss	3,056	82	15	725	(260)	1,222	4,840
(Charge)/credit direct to equity	-	-	-	-	4,805	-	4,805
As at 30 June 2022	3,854	113	15	725	4,627	1,222	10,556
Offset against deferred tax liabilities							(8,321)
As at 30 June 2022							2,235

As at 1 July 2022	3,854	113	15	725	4,627	1,222	10,556
(Charge)/credit to profit or loss	6,907	(381)	(15)	(691)	(666)	1,117	6,272
As at 30 June 2023	10,761	(268)	-	34	3,961	2,339	16,827
Offset against deferred tax liabilities							(16,819)
As at 30 June 2023							8

	Property, plant and equipment	Unrealized foreign exchange gains	Other deferred tax liabilities	Total
	US$’000	US$’000	US$’000	US$’000

Deferred tax liabilities
Movement in balances
As at 1 July 2021	(798)	(820)	-	(1,618)
(Charge)/credit to profit or loss	(3,894)	(2,651)	(347)	(6,892)
Charge direct to equity	-	-	-	-
As at 30 June 2022	(4,692)	(3,471)	(347)	(8,510)
Offset against deferred tax assets				8,321
As at 30 June 2022				(189)

As at 1 July 2022	(4,692)	(3,471)	(347)	(8,510)
(Charge)/credit to profit or loss	(7,426)	(1,540)	(708)	(9,674)
Charge direct to equity	-	-	-	-
As at 30 June 2023	(12,118)	(5,011)	(1,055)	(18,184)
Offset against deferred tax assets				16,819
As at 30 June 2023				(1,365)